UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

        Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

7/31

Date of reporting period:   4/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Vista Capital Appreciation Fund
	PORTFOLIO OF INVESTMENTS
	April 30, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 96.1%
	BIOTECHNOLOGY - 2.1%
2,670	Gilead Sciences, Inc. *	$ 138,867

	BUILDING MATERIALS - 1.3%
2,800	Simpson Manufacturing Co., Inc.	86,884

	CHEMICALS - 5.8%
3,000	Methanex Corp.	105,480
290	Praxair, Inc.	33,553
3,500	Syngenta AG	245,105
		384,138
	COAL - 1.6%
5,000	Yanzhou Coal Mining Co., Ltd. - ADR	105,900

	COMMERCIAL SERVICES - 2.8%
5,000	Paychex, Inc.	154,900
1,500	Ritchie Bros Auctioneers, Inc.	31,695
		186,595
	COSMETICS/PERSONAL CARE - 1.5%
1,000	Colgate-Palmolive Co.	98,940

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
655	CME Group, Inc. - Cl. A	174,112

	ELECTRIC - 3.4%
8,040	CPFL Energia SA - ADR	226,728

	ELECTRICAL COMPONENTS - 2.7%
3,400	Emerson Electric Co.	178,636

	FOOD - 3.5%
3,780	Nestle SA	231,109

	HEALTHCARE-PRODUCTS - 2.9%
850	Becton Dickinson and Co.	66,683
3,250	Medtronic, Inc.	124,150
		190,833
	HOUSEHOLD PRODUCTS - 1.8%
1,650	Church & Dwight Co., Inc.	83,820
500	Clorox Co.	35,050
		118,870
	IRON/STEEL - 5.9%
2,200	ArcelorMittal	38,126
19,600	Gerdau SA	184,044
7,000	Ternium SA - ADR	166,040
		388,210
	MEDIA - 0.5%
2,200	NET Servicos de Comunicacao SA - ADR *	29,876

	METAL FABRICATE/HARDWARE - 2.7%
4,500	Tenaris SA	176,355

	MINING - 6.1%
1,200	Freeport-McMoRan Copper & Gold, Inc.	45,960
9,348	Southern Copper Corp.	307,362
3,200	Titanium Metals Corp.	47,264
		400,586
	MISCELLANEOUS MANUFACTURER - 1.7%
1,960	Illinois Tool Works, Inc.	112,465

	OIL & GAS - 5.0%
12,120	Pengrowth Energy Corp.	108,716
8,200	Statoil ASA - ADR	220,662
		329,378
	PHARMACEUTICALS - 10.4%
2,750	GlaxoSmithKline PLC	127,132
2,150	Johnson & Johnson	139,943
6,000	Pfizer, Inc.	137,580
6,100	Teva Pharmaceutical Industries, Ltd.	279,166
		683,821
	PIPELINES - 5.1%
7,650	TransCanada Corp.	336,447

	RETAIL - 2.5%
1,100	Buckle, Inc.	50,798
1,880	Wal-Mart Stores, Inc.	110,751
		161,549
	SEMICONDUCTORS - 9.6%
5,830	ASML Holding NV	297,272
5,130	Linear Technology Corp.	167,802
10,900	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	169,822
		634,896
	TELECOMMUNICATIONS - 9.1%
4,120	China Mobile, Ltd. - ADR	228,001
1,348	Oi SA	24,170
395	Oi SA - Class C	2,635
2,080	SK Telecom Co., Ltd.	28,122
9,000	Telefonica SA	131,670
2,500	Telekomunikasi Indonesia Persero Tbk PT - ADR	90,525
5,500	Turkcell Iletisim Hizmetleri AS - ADR *	67,980
2,500	VimpelCom, Ltd.	25,475
		598,578
	TRANSPORTATION - 5.5%
1,300	Canadian National Railway Co.	110,864
1,500	Expeditors International of Washington, Inc.	60,000
13,900	Ship Finance International, Ltd.	192,515
		363,379

	TOTAL COMMON STOCK (Cost - $5,621,320)	6,337,152

	SHORT-TERM INVESTMENTS - 3.4%
	MONEY MARKET FUND - 3.4%
222,903	Fidelity Institutional - Money Market Portfolio	222,903
	TOTAL SHORT-TERM INVESTMENTS (Cost - $222,903)	222,903

	TOTAL INVESTMENTS - 99.5% (Cost - $5,844,223) (a)	$ 6,560,055
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.5%	31,751
	NET ASSETS - 100.0%	$ 6,591,809

*  Non-Income producing security.
(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,233,238
	Unrealized depreciation:	(517,406)
	Net unrealized appreciation:	$ 715,832

Vista Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012  for the Fund’s assets and liabilities measured at fair value:

Vista Capital Appreciation Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,337,152	$ -	$ -	$ 6,337,152
Short Term Investments	222,903	-	-	222,903
Total	$ 6,560,055	$ -	$ -	$ 6,560,055

The Funds did not hold any Level 3 securities during the period.
There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

6/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

6/26/2012

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

6/26/2012